VOYA PARTNERS, INC.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

(the "Portfolio")

Supplement dated September 30, 2020

to the Portfolio's Adviser Class, Initial Class, Class R6, Service Class, and

Service 2 Class Prospectus ("Prospectus"), Summary Prospectus, and

Statement of Additional Information (the "SAI")

each dated May 1, 2020

Effective January 1, 2021, Donald J. Easley, CFA will be removed as a portfolio manager of the Portfolio.

Donald J. Peters will become the Portfolio's sole portfolio manager. The Portfolio's Prospectus and

SAI are hereby revised as follows:

1.Effective January 1, 2021, all references to Donald J. Easley, CFA as a portfolio manager of the Portfolio will hereby be deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE